Information Age Portfolio  as of August 31, 1997

PORTFOLIO OF INVESTMENTS

(Expressed in United States Dollars)


Common Stocks -- 95.8%

                                                                    Value
Security                                          Shares            (Note 1A)
--------------------------------------------------------------------------------
Advertising -- 2.6%
--------------------------------------------------------------------------------
Omnicom Group, Inc.                               13,000            $   880,750
WPP Group PLC                                     10,000                460,000
--------------------------------------------------------------------------------
                                                                    $ 1,340,750
--------------------------------------------------------------------------------

Broadcasting and Cable -- 13.2%
--------------------------------------------------------------------------------
Benpres Holdings, GDR*                            32,000            $   177,150
Comcast Corp. Class A                             20,000                468,750
Emmis Broadcasting Corp., Class A                 10,000                492,500
Fuji Television Network Inc.                          10                 56,233
Granada Group, PLC                                40,000                526,339
Jacor Communications, Inc.                        10,000                440,000
Liberty Media Group, Class A                      20,000                527,500
Lin Television Corp./1/                           17,000                806,438
Pathe SA*                                          2,100                389,439
TCA Cable TV, Inc.                                 8,000                304,000
Tele-Communications, Inc.                         35,000                612,500
Westinghouse Electric Corp.                       45,000              1,158,750
Yorkshire-Tyne Tees TV Holdings*                  45,000                842,775
--------------------------------------------------------------------------------
                                                                    $ 6,802,374
--------------------------------------------------------------------------------

Business Services - Miscellaneous -- 1.8%
--------------------------------------------------------------------------------
Learning Tree International                       20,000            $   550,000
Tyco International Ltd./1/                         4,813                377,520
--------------------------------------------------------------------------------
                                                                    $   927,520
--------------------------------------------------------------------------------

Communications Equipment -- 1.4%
--------------------------------------------------------------------------------
General Cable Corp./1/                            10,000            $   346,250
Glenayre Technologies, Inc.                       20,000                350,000
--------------------------------------------------------------------------------
                                                                    $   696,250
--------------------------------------------------------------------------------

Communications Services -- 16.0%
--------------------------------------------------------------------------------
Ameritech Corp.                                    9,000            $   564,188
Bellsouth Corp.                                   10,000                440,000
Bezek                                            250,000                690,928
British Telecommunications, PLC*                 125,000                806,696
GTE Corp.                                         15,000                668,438
Korea Mobile Telecom Corp.*                          298                235,171
Nippon Telegraph and Telephone Corp.*                700                654,124
Orange, PLC                                      225,000                792,792
Orbital Sciences Corp./1/                         25,000                542,188
SBC Communications, Inc.                          10,000                543,750
Sprint Corp.                                      10,000                470,000
Telecom Italia Spa/1/                            350,000              1,226,829
WorldCom, Inc./1/                                 20,000                598,750
--------------------------------------------------------------------------------
                                                                    $ 8,233,854
--------------------------------------------------------------------------------

Computer Software -- 12.1%
--------------------------------------------------------------------------------
Computer Associates International, Inc.            5,000            $   334,375
Documentum Inc.                                   20,000                710,000
Great Plains Software Inc./1/                      3,000                 79,125
Intuit, Inc./1/                                   25,000                653,125
Medic Computer Systems, Inc./1/                   10,000                312,500
Misys, PLC*                                       33,000                850,801
Net One Systems Co., Ltd./1/                          50                289,436
Nice Systems Ltd./1/                              15,000                599,063
Oracle Corp.                                      25,500                972,188
Reynolds & Reynolds Inc, Class A                  30,000                603,750
USCS International, Inc./1/                       15,000                268,125
Vanda Systems and Communications               1,000,000                567,779
--------------------------------------------------------------------------------
                                                                    $ 6,240,267
--------------------------------------------------------------------------------

Computers and Business Equipment -- 4.2%
--------------------------------------------------------------------------------
Flextech Holdings Limited                        507,000            $   680,920
Fujitsu Ltd.                                      50,000                595,410
Lexmark International Group Inc./1/               25,000                875,000
--------------------------------------------------------------------------------
                                                                    $ 2,151,330
--------------------------------------------------------------------------------

Consumer Services -- 0.6%
--------------------------------------------------------------------------------
Sterling Commerce, Inc./1/                        10,000            $   330,625
--------------------------------------------------------------------------------
                                                                    $   330,625
--------------------------------------------------------------------------------

Drugs -- 0.6%
--------------------------------------------------------------------------------
Genzyme Corp.                                        300            $     3,225
Genzyme Corp. Class A                             10,000                281,250
--------------------------------------------------------------------------------
                                                                    $   284,475
--------------------------------------------------------------------------------

Electronics - Instruments -- 10.4%
--------------------------------------------------------------------------------
Avimo Group Ltd.*                                200,000            $   254,052
Electric and Eltek International*              3,000,000              1,045,029


                       See notes to financial statements

Information Age Portfolio as of August 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)

                                                                    Value
Security                                          Shares            (Note 1A)
--------------------------------------------------------------------------------
Electronics - Instruments (continued)
--------------------------------------------------------------------------------
Martin Gruppen                                     7,500            $   501,599
Philips Electronics*                              14,000                995,280
Roland*                                           40,000                893,116
Tandberg Television, ASA*                         92,000                744,675
Thermo Electron Corp./1/                          22,000                885,500
--------------------------------------------------------------------------------
                                                                    $ 5,319,251
--------------------------------------------------------------------------------

Electronics - Semiconductors -- 7.6%
--------------------------------------------------------------------------------
Alcatel Alsthom                                    5,000            $   612,124
Analog Devices                                    15,000                496,875
Creative Technology Limited/1/                    19,000                382,137
Hitachi Ltd.*                                     65,000                596,651
Intel Corp.                                        2,000                184,250
Kokusai Electric                                  30,000                525,946
LSI Logic/1/                                      20,000                643,750
Samsung Electronics*                               3,354                377,134
Samsung Electronics Ltd., GDR*                     1,225                 67,436
--------------------------------------------------------------------------------
                                                                    $ 3,886,303
--------------------------------------------------------------------------------

Entertainment -- 3.2%
--------------------------------------------------------------------------------
Sony Corp.*                                       10,000            $   868,307
Time Warner Inc.                                  15,000                772,500
--------------------------------------------------------------------------------
                                                                    $ 1,640,807
--------------------------------------------------------------------------------

Information Services -- 9.0%
--------------------------------------------------------------------------------
Affiliated Computer Services, Inc. Class A        10,000            $   262,500
Automatic Data Processing, Inc.                    5,000                227,813
BISYS Group, Inc./1/                              10,000                337,500
CCC Information Services Group                    25,000                431,250
DST Systems, Inc./1/                              17,000                615,188
First Data Corp.                                  12,000                492,750
First USA Paymentech, Inc./1/                     25,000                759,375
FIserv, Inc.                                       5,000                225,000
Forrester Research Inc./1/                         2,500                 68,750
Reuters Holdings, PLC*                           100,000              1,015,059
SunGard Data Systems, Inc.                         4,000                208,500
--------------------------------------------------------------------------------
                                                                    $ 4,643,685
--------------------------------------------------------------------------------

Investment Services -- 3.2%
--------------------------------------------------------------------------------
Ameritrade Holding Corp., Class A/1/              19,500            $   366,844
Charles Schwab and Co., Inc.                      15,000                636,563
Raymond James Financial Corp.                     22,000                638,000
--------------------------------------------------------------------------------
                                                                    $ 1,641,407
--------------------------------------------------------------------------------

Medical Products -- 0.7%
--------------------------------------------------------------------------------
Healthdyne Technologies Inc./1/                   20,000            $   337,500
--------------------------------------------------------------------------------
                                                                    $   337,500
--------------------------------------------------------------------------------

Miscellaneous -- 0.8%
--------------------------------------------------------------------------------
Waters Corp./1/                                   12,000            $   399,750
--------------------------------------------------------------------------------
                                                                    $   399,750
--------------------------------------------------------------------------------

Publishing -- 8.4%
--------------------------------------------------------------------------------
CMP Media Inc., Class A                            1,700            $    45,475
Dow Jones & Co., Inc.                             20,000                856,250
John Fairfax Holdings*                           250,000                597,228
McGraw-Hill, Inc.                                 15,000                919,688
Pearson, PLC*                                    105,000              1,234,367
Springer Alex Verlag AG*                             800                686,600
--------------------------------------------------------------------------------
                                                                    $ 4,339,608
--------------------------------------------------------------------------------

Total Common Stocks
    (identified cost $42,485,276)                                   $49,215,756
--------------------------------------------------------------------------------


Commercial Paper -- 2.4%

                                                Principal
                                                Amount
Security                                        (000 omitted)       Value
--------------------------------------------------------------------------------
General Electric Capital Corp.,
    5.60%, 9/2/97                               $  1,241            $ 1,240,421
--------------------------------------------------------------------------------

Total Commercial Paper
    (identified cost $1,240,421)                                    $ 1,240,421
--------------------------------------------------------------------------------

Total Investments -- 98.2%
    (identified cost $43,725,697)                                   $50,456,177
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 1.8%                              $   917,767
--------------------------------------------------------------------------------


Net Assets -- 100%                                                  $51,373,944
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
*   Foreign Security
/1/ Non-income producing security.


                       See notes to financial statements

Information Age Portfolio  as of August 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of August 31, 1997
(Expressed in United States Dollars)


Assets
-------------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $43,725,697)                                 $50,456,177
Cash                                                                    65,868
Receivable for investments sold                                        705,154
Dividends and interest receivable                                      181,643
Deferred organization expenses (Note 1C)                                 3,963
-------------------------------------------------------------------------------
Total assets                                                       $51,412,805
-------------------------------------------------------------------------------


Liabilities
-------------------------------------------------------------------------------
Payable to affiliate for Trustees' fees (Note 2)                   $        54
Accrued expenses                                                   $    38,807
-------------------------------------------------------------------------------
Total liabilities                                                  $    38,861
-------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio          $51,373,944
-------------------------------------------------------------------------------


Sources of Net Assets
-------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals            $44,641,361
Net unrealized appreciation of investments (computed
    on the basis of identified cost)                                 6,732,583
-------------------------------------------------------------------------------
Total                                                              $51,373,944
-------------------------------------------------------------------------------

Statement of Operations

For the Year Ended
August 31, 1997
(Expressed in United States Dollars)

Investment Income
-------------------------------------------------------------------------------
Dividends (net of foreign taxes, $93,807)                          $   615,561
Interest                                                                81,657
-------------------------------------------------------------------------------
Total income                                                       $   697,218
-------------------------------------------------------------------------------


Expenses
-------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                    $   362,172
Administration fee (Note 2)                                            120,758
Compensation of Trustees not members of the
    Administrator's organization (Note 2)                                6,570
Custodian fee                                                          177,602
Legal and accounting services                                           35,148
Amortization of organization expenses (Note 1C)                          1,248
Miscellaneous                                                           13,506
-------------------------------------------------------------------------------
Total expenses                                                     $   717,004
-------------------------------------------------------------------------------


Net expenses                                                       $   717,004
-------------------------------------------------------------------------------


Net investment loss                                                $   (19,786)
-------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
-------------------------------------------------------------------------------
Net realized gain (loss) --
-------------------------------------------------------------------------------
    Investment transactions (identified cost basis)                $ 5,627,570
    Foreign currency transactions                                      (22,502)
-------------------------------------------------------------------------------
Net realized gain on investment transactions                       $ 5,605,068
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                            $ 4,257,104
    Foreign currency transactions                                        1,913
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $ 4,259,017
-------------------------------------------------------------------------------

Net realized and unrealized gain on investments                    $ 9,864,085
-------------------------------------------------------------------------------

Net increase in net assets from operations                         $ 9,844,299
-------------------------------------------------------------------------------


                       See notes to financial statements

Information Age Portfolio as of August 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

(Expressed in United States Dollars)


Increase (Decrease)                        Year Ended           Year Ended
in Net Assets                              August 31, 1997      August 31, 1996*
-------------------------------------------------------------------------------
From operations --
    Net investment income (loss)            $    (19,786)         $    19,131
    Net realized gain (loss) on
        investment transactions                 5,605,068             (269,074)
    Net change in unrealized
        appreciation (depreciation)             4,259,017            2,473,566
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                          $  9,844,299          $ 2,223,623
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                            $ 19,061,455          $47,226,307
    Withdrawals                               (20,235,195)          (6,846,545)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from capital transactions               $ (1,173,740)         $40,379,762
--------------------------------------------------------------------------------

Net increase in net assets                   $  8,670,559          $42,603,385
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                         $ 42,703,385          $   100,000
--------------------------------------------------------------------------------
At end of year                               $ 51,373,944          $42,703,385
--------------------------------------------------------------------------------

* For the period from the start of business, September 18, 1995, to August 31, 1996.


                       See notes to financial statements

Information Age Portfolio  as of August 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data (Expressed in Unites States Dollars)

                                                     Year Ended August 31,
                                              ----------------------------------
                                                    1997           1996*
--------------------------------------------------------------------------------

Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                                            1.48%            1.52%+
Net investment income (loss)                       (0.04)%           0.07%+
Portfolio Turnover                                   160%             115%
--------------------------------------------------------------------------------
Average commission rate paid per share/(1)/      $0.0160          $0.0303
--------------------------------------------------------------------------------
Net assets, end of year (000s omitted)           $51,374          $42,703
--------------------------------------------------------------------------------

+     Annualized.

* For the period from the start of business, September 18, 1995, to August 31, 1996.

/(1)/ Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.



                       See notes to financial statements

Information Age Portfolio as of August 31, 1997

NOTES TO FINANCIAL STATEMENTS
(Expressed in United States Dollars)


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Information Age Portfolio (the "Portfolio") is registered under the
  Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio which was organized as a trust under the laws of the State of New York on September 1, 1992 seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities of information age companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Trust's understanding of the applicable countries' tax rules and rates.

  C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  E Options on Financial Futures -- Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

  F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency

Information Age Portfolio as of August 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D
(Expressed in United States Dollars)


  rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

  G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

  H Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  I Other -- Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

  J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense on the statement of operations.


2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research
  (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM, (the Advisers) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August
   31, 1997 the adviser fee was 0.75% of average net assets for such period and amounted to $362,172. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 1997 the administration fee was 0.25% of average net assets for such period and amounted to $120,758. Except as to the Trustees of the Portfolio who are not members of the Advisers or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

  Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 1997, no significant amounts have been deferred.

  Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

3 Investment Transactions
  ------------------------------------------------------------------------------
  Purchase and sales of investments, other than short-term obligations, aggregated $74,731,034 and $77,133,653, respectively.

Information Age Portfolio as of August 31, 1997

(Expressed in United States Dollars)


4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at August 31, 1997, are as follows:


   Aggregate cost                                            $ 43,829,717
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                             $  7,547,438
   Gross unrealized depreciation                                 (920,978)
   -----------------------------------------------------------------------------
   Net unrealized appreciation                               $  6,626,460
   -----------------------------------------------------------------------------

5 Risks Associated with Foreign Investments
  ------------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  The Portfolio did not have any open obligations under these financial instruments at August 31, 1997.


7 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, a Eurodollar rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

Information Age Portfolio  as of August 31, 1997

INDEPENDENT ACCOUNTANTS' REPORT


To the Trustees and Investors of
Information Age Portfolio:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Information Age Portfolio, including the portfolio of investments, as of August 31, 1997, and the related statements of operations, the statements of changes in net assets and the supplementary data for each of the periods indicated therein. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data present fairly, in all material respects, the financial position of Information Age Portfolio as of August 31, 1997, and the results of its operations, changes in its net assets and supplementary data for each of the periods indicated therein, in conformity with United States generally accepted accounting principles.

                                  Coopers & Lybrand
                                  Chartered Accountants
                                  Toronto, Canada
                                  October 3, 1997

Information Age Portfolio as of August 31, 1997

INVESTMENT MANAGEMENT

Information Age Portfolio


                     Officers                         Independent Trustees
                     James B. Hawkes                  Hon. Edward K.Y. Chen
                     President and Trustee            Professor and Director, Center for Asian Studies,
                                                      University of Hong Kong
                     William Chisholm
                     Vice President                   Donald R. Dwight
                                                      President, Dwght Partners, Inc.
                     Michel Normandeau                Chairman, Newspapers of New England, Inc.
                     Vice President
                                                      Samuel L. Hayes, III
                     Raymond O'Neill                  Jacob H. Schiff Professor of Investment Banking,
                     Vice President                   Harvard University Graduate School of
                                                      Business Administration
                     Duncan W. Richardson
                     Vice President and               Norton H. Reamer
                     Co-Portfolio Manager             President and Director, United Asset
                                                      Management Corporation
                     Hon. Robert Lloyd George
                     Vice President, Trustee and      John L. Thorndike
                     Co-Portfolio Manager             Formerly Director, Fiduciary Company
                                                      Incorporated
                     James L. O'Connor
                     Treasurer                        Jack L. Treynor
                                                      Investment Adviser and Consultant
                     Alan R. Dynner
                     Secretary



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